Subsequent event (Details)						9 Months Ended
	Oct. 15, 2019 USD ($) $ / shares	Oct. 15, 2019 CAD ($) $ / shares	Jun. 14, 2019 CAD ($) USD ($) $ / shares	Jun. 12, 2019 CAD ($) USD ($) $ / shares	Apr. 02, 2019 $ / shares	Sep. 30, 2019 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of options						$ 35,008
Employee Stock Options Exercise [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of options			$ 17,504	$ 17,504
Exercise price, share options granted | $ / shares			$ 0.80	$ 0.80
Number of stock options exercised			21,880	21,880
Subsidiaries [member] | EMV Automotive Technology [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments in subsidiaries	$ 600,000
Capital commitments	500,000
Stock options | Investors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of options	$ 16,656
Exercise price, share options granted | $ / shares	$ 0.30				$ 0.30
Number of stock options exercised	56,250
Stock options | Employee Stock Options Exercise [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of options	$ 15,400	$ 15,400
Number of stock options exercised	14,567
Stock options | Employee Stock Options Exercise [Member] | Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price, share options granted | $ / shares		$ 0.80
Stock options | Employee Stock Options Exercise [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price, share options granted | $ / shares		$ 2.00